Other income net - Summary of Other Income (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Interest income	$ 41	$ 38	$ 232
Provision for income tax reversed amount	$ 93	$ 21	$ 63